UNITED STATES OF AMERICA BEFORE THE
SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940
Release No. 30061 / May 8, 2012

In the Matter of

Huntington Asset Advisors, Inc.
Huntington Strategy Shares
SEI Investments Distribution Co.

41 South High Street
Columbus, Ohio 43215

(812-13785)


ORDER UNDER SECTIONS 6(c), 12(d)(1)(J) AND 17(b) OF THE
 INVESTMENT COMPANY ACT OF 1940

Huntington Asset Advisors, Inc., Huntington Strategy Shares, and SEI Investments Distribution Co. filed an application on June 17, 2010, and amendments to the application on October 10, 2010, June 10, 2011, February 24, 2012,
 April 3, 2012, and April 25, 2012, requesting an order under section 6(c) of the Investment Company Act of 1940 ("Act") for an exemption from sections 2(a)(32), 5(a)(1), 22(d) and 22(e) of the Act and rule 22c-1 under the Act, under section 12(d)(1)(J) of the Act for an exemption from sections 12(d)(1)(A) and 12(d)(1)(B) of the Act, and under sections 6(c) and 17(b) of the Act for an exemption from sections 17(a)(1) and 17(a)(2) of the Act.

The order permits (a) series of certain actively managed open-end management investment companies to issue shares
 ("Shares") redeemable in large aggregations only
 ("Creation Units"); (b) secondary market transactions in Shares to occur at negotiated market prices; (c) certain series to pay redemption proceeds, under certain circumstances, more than seven days after the tender of Shares for redemption; (d) certain affiliated persons of the series to deposit securities into, and receive securities from, the series in connection with the purchase and redemption of Creation Units; and (e) certain registered management investment companies and unit investment trusts outside of the same group of investment companies as the series to acquire Shares.

On April 10, 2012, a notice of the filing of the application was issued (Investment Company Act Release
 No. 30032). The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued unless a hearing was ordered.

No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that granting the requested exemptions is appropriate in and consistent with the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

It is further found that the terms of the proposed transactions, including the consideration to be paid or received, are reasonable and fair and do not involve overreaching on the part of any person concerned, and that the proposed transactions are consistent with the policy of each registered investment company concerned and with the general purposes of the Act.

Accordingly, in the matter of Huntington Asset Advisors, Inc., et al. (File No. 812-13785),

IT IS ORDERED, under section 6(c) of the Act, that the requested exemption from sections 2(a)(32), 5(a)(1), 22(d) and 22(e) of the Act and rule 22c-1 under the Act is granted, effective immediately, subject to the conditions contained in the application, as amended.

IT IS FURTHER ORDERED, under section 12(d)(1)(J) of the
 Act, that the requested exemption from sections 12(d)(1)(A) and 12(d)(1)(B) of the Act is granted, effective immediately, subject to the conditions contained in the application, as amended.

IT IS FURTHER ORDERED, under sections 6(c) and 17(b) of the
 Act, that the requested exemption from sections 17(a)(1) and 17(a)(2) of the Act is granted, effective immediately, subject to the conditions contained in the application, as amended.

For the Commission, by the Division of Investment Management, under delegated authority.


Kevin M. O'Neill Deputy Secretary